Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) attributable to controlling interests and available to common stockholders	$ 14,841	$ 22,009	$ 14,997	$ 15,233	$ 5,522	$ 8,064	$ 13,989	$ 9,565	$ 67,080	$ 37,140	$ 23,816
Less: Undistributed earnings allocated to unvested RSAs									(94)	(126)	(672)
Net income available to common stockholders									66,986	37,014	23,144
Add: Undistributed earnings allocated to restricted shares, Diluted									94	126	672
Less: Undistributed earnings reallocated to RSAs									93	(125)	(669)
Net income available to common stockholders and assumed conversions									$ 66,987	$ 37,015	$ 23,147
Weighted Average Shares Outstanding, Basic									44,796,701	44,338,408	44,371,313
Stock options added to the denominator under the treasury stock method									63,657	117,777
RSUs added to the denominator under the treasury stock method									508,329	411,119	206,322
Weighted Average Shares Outstanding, Diluted									45,368,687	44,867,304	44,577,635
Net income per common share - basic	$ 0.33	$ 0.49	$ 0.33	$ 0.34	$ 0.12	$ 0.18	$ 0.31	$ 0.22	$ 1.50	$ 0.83	$ 0.52
Net income per common share - diluted	$ 0.33	$ 0.48	$ 0.33	$ 0.34	$ 0.12	$ 0.18	$ 0.31	$ 0.21	$ 1.48	$ 0.82	$ 0.52
Antidilutive shares excluded from computation of diluted earnings per share									31,005	59,301	516,127
Parent
Net income (loss) attributable to controlling interests and available to common stockholders									$ 66,398	$ 34,732	$ 21,067